Long-Term Debt and Financial Liabilities, Annual Principal Payments (Details) - Nonrelated Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Annual Principal Payments [Abstract]
2026	$ 6,145,855
2027	6,145,855
2028	6,145,855
2029	6,145,855
2030 and thereafter	48,917,199
Total long-term debt, net of deferred finance costs	73,500,619
Less: unamortized debt discount	(1,902,948)
Less: current portion of long-term debt	(5,886,012)	$ (1,053,156)
Long-term debt, non-current	65,711,659	2,603,900
Interest incurred on long-term debt and amortization of interest	$ 900,000	$ 3,700,000	$ 9,800,000
Long-Term Debt [Member]
Annual Principal Payments [Abstract]
Weighted average interest rate	1.77%	8.70%	8.50%